New accounting standards	12 Months Ended
Dec. 31, 2022
Disclosure of initial application of standards or interpretations [abstract]
New accounting standards
4. Accounting policies not yet effective at the reporting date
The following amendments and modifications have not been applied early by the Bank and no significant impacts have been identified on the consolidated financial statements or on their disclosures:
–Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2): The Board issued amendments to IAS 1 Presentation of Financial Statements and IFRS 2 Practice Statement to replace the term “significant” for “material” requiring entities to disclose material information about their accounting policies, rather than their significant accounting policies.
–Classification of Liabilities as Current or Non-current (Amendments to IAS 1): The amendments clarify that the classification of liabilities as current and non-current interacts with an unconditional right to defer settlement relative to having the discretion to refinance or extend an obligation. A clarification of liquidation is included.
–Definition of Accounting Estimates (Amendments to IAS 8): The Board issued amendments to include the definition of accounting estimates. According to the new definition, accounting estimates are "monetary amounts in the financial statements that are subject to measurement uncertainty."
–Deferred Tax related to Assets and Liabilities arising from a Single Transaction (Amendments to IAS 12): The Board issued amendments on deferred tax relating to assets and liabilities arising from a single transaction. The amendments reduced the scope of the recognition exemption in paragraphs 15 and 24 of IAS 12 (Recognition Exemption) so that it no longer applies to transactions that, on initial recognition, give rise to equal taxable and deductible temporary differences.
–Lease Liability in a Sale and Leaseback (Amendments to IFRS 16): The amendments clarify how a seller-lessee accounts for variable lease payments arising in a sale and leaseback transaction. The amendments introduce a new accounting model for variable payments and will require seller-lessees to reassess and potentially restate sale-leaseback transactions.